Consolidated Statements of Cash Flow - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
(Loss) profit before income tax	S/ 336,746	S/ (230,708)	S/ (60,373)
Adjustments to profit not affecting cash flows from operating activities:
Depreciation	76,026	74,988	98,795
Amortization of intangible assets	160,879	102,035	106,512
Impairment (reversal) of inventories		(1,972)	2,984
Impairment of accounts receivable and other accounts receivable		182,114	29,389
Reduction of trade payables	(407)	(5,244)
Impairment of property, plant and equipment		10,187	8,088
Impairment of intangible assets		2,530
Reclassification from other comprehensive income to profit and loss		(7,461)
Other provisions	32,997	294,337	62,962
Renegotiation of liability for acquisition of non-controlling Morelco		(3,706)	(70,322)
Financial expense, net	154,095	159,774	222,453
Impairment of investment		14,804
Incremental cost of acquiring interest in joint operation			12,732
Insurance recovery	(7,183)
Share of the profit and loss of associates and joint ventures accounted for using the equity method	(3,011)	(1,907)	861
Reversal of provisions	(17,966)	(11,930)	(13,027)
Disposal (reversal) of assets	(5,980)	137	2,410
Profit on sale of property, plant and equipment	(4,991)	(3,889)	(3,937)
Loss (profit) on remeasurement of accounts receivable and accounts payable, net	(2,576)	87,477	106,613
Net variations in assets and liabilities:
Trade accounts receivable	(28,640)	(336,106)	(143,190)
Other accounts receivable	55,517	(133,349)	42,133
Other accounts receivable from related parties	26,410	22,572	(57,258)
Inventories	(15,979)	78,899	59,201
Prepaid expenses and other assets	9,802	16,545	(11,681)
Trade accounts payable	131,664	130,929	(27,375)
Other accounts payable	(188,223)	(86,194)	73,966
Other accounts payable to related parties	(23,120)	(4,737)	7,703
Other provisions	(9,291)	(41,000)	(27,964)
Interest paid	(161,473)	(145,773)	(146,369)
Payments for purchases of intangible assets - Concessions	(5,900)	(5,645)	(5,157)
Income tax paid	(150,628)	(124,047)	(75,641)
Net cash provided by operating activities	358,768	33,660	194,508
Investing activities
Proceeds from sale of property, plant and equipment	9,816	11,274	9,162
Interest received	31,225	12,894	2,474
Dividends received	5,175	380	3,445
Acquisition of investment property	(193)	(53)	(152)
Acquisition of intangible assets	(117,856)	(159,512)	(53,808)
Loss of deconsolidation of investment			(11,223)
Acquisition of property, plant and equipment	(71,277)	(63,155)	(38,087)
Net cash applied to investing activities	(143,110)	(198,172)	(88,189)
Financing activities
Borrowing received	281,653	493,031	281,079
Bonds issued			357,424
Payment of borrowings received	(314,335)	(216,195)	(542,918)
Payment of leases	(819)	(8,536)	(5,442)
Payment of bonds issued	(69,694)	(56,745)	(48,858)
Payment of debt transaction costs	(9,959)	(13,736)	(5,681)
Dividends paid to non-controlling interest	(86,926)	(34,477)	(25,693)
Cash received (return of contributions) from non-controlling shareholders	(13,678)	(36,879)	(27,104)
Acquisition or sale of interest in a subsidiary of non-controlling shareholders, net			(33,232)
Capital increase	86,985
Net cash (applied to) provided by financing activities	(126,773)	126,463	(50,425)
(Net decrease) net increase in cash	88,885	(38,049)	55,894
Exchange difference	(2,551)	(1,575)	1,116
Cash and cash equivalents at the beginning of the year	917,554	957,178	900,168
Cash and cash equivalents at the end of the year	1,003,888	917,554	957,178
Non-cash transactions:
Capitalization of interests	832	937	1,244
Acquisition of right-of-use assets	3,792	21,567	7,988
Dividends declared to non-controlling interest	15,107	1,995	17,281
Acquisition of assets through finance leases			104
Capitalization of convertible bonds		S/ 335,580